Equity - Schedule of changes in fair value of equity instruments that will not be reclassified (Details) - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Items not reclassified to profit or loss
Net revaluation gains/(losses)	€ (705)	€ (776)
Fair value	82,270	83,308
Equity instruments
Items not reclassified to profit or loss
Revaluation gains	692	535
Revaluation losses	(1,397)	(1,311)
Net revaluation gains/(losses)	(705)	(776)
Fair value	1,842	1,761
Domestic | Spain
Items not reclassified to profit or loss
Revaluation gains	33	32
Revaluation losses	(1,325)	(1,173)
Net revaluation gains/(losses)	(1,292)	(1,141)
Fair value	106	252
International | Rest of Europe
Items not reclassified to profit or loss
Revaluation gains	123	117
Revaluation losses	(71)	(71)
Net revaluation gains/(losses)	52	46
Fair value	284	267
International | United States
Items not reclassified to profit or loss
Revaluation gains	17	16
Revaluation losses	0	0
Net revaluation gains/(losses)	17	16
Fair value	19	19
International | Latin America and rest
Items not reclassified to profit or loss
Revaluation gains	519	370
Revaluation losses	(1)	(67)
Net revaluation gains/(losses)	518	303
Fair value	1,433	1,223
Listed
Items not reclassified to profit or loss
Revaluation gains	472	316
Revaluation losses	(49)	(118)
Net revaluation gains/(losses)	423	198
Fair value	1,462	1,225
Unlisted
Items not reclassified to profit or loss
Revaluation gains	220	219
Revaluation losses	(1,348)	(1,193)
Net revaluation gains/(losses)	(1,128)	(974)
Fair value	€ 380	€ 536